Shareholders' Equity (Details) - Schedule of ordinary share capital - Ordinary Shares [Member] - shares	Dec. 31, 2020	Sep. 15, 2020	Dec. 31, 2019
Shareholders' Equity (Details) - Schedule of ordinary share capital [Line Items]
Number of shares authorized	3,000,000,000	1,500,000,000	250,000,000
Number of issued and paid	726,103,611		56,391,512